Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

June 16, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Invesco Exchange-Traded Self-Indexed Fund Trust

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

Ladies and Gentlemen:

On behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post-Effective Amendment No. 80 (the “Amendment”) to the Trust’s registration statement on Form N-1A. This Amendment is being filed in order to register two new series of the Trust, to be called the Invesco BulletShares 2030 Corporate Bond ETF and Invesco BulletShares 2028 High Yield Corporate Bond ETF.

Please send copies of all correspondence with respect to this Amendment to the undersigned or contact me at (630) 315-2349.

Very truly yours,

/s/ Abigail J. Murray

Abigail J. Murray

Senior Counsel

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